Taxes Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Taxes Payable
VAT payable	¥ 12,060	¥ 16,818
Enterprise income taxes payable	80	232
Withholding individual income taxes for employees	121	1,466
Others	575	308
Total	¥ 12,836	¥ 18,824